LONG-TERM DEBT (Details Textual) (USD $)	1 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended						1 Months Ended			0 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended		1 Months Ended			0 Months Ended				0 Months Ended				1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 New Coal Holding LLC [Member]	Sep. 03, 2013 New Coal Holding LLC [Member]	Feb. 10, 2012 NewLead Esmeralda	May 22, 2012 Handysize Hull 4029 Vessels [Member]	Oct. 11, 2013 Nine Month Period [Member]	Jul. 09, 2012 Nine Month Period [Member]	Dec. 31, 2013 Syndicate Facility Agreement [Member]	Dec. 31, 2012 Syndicate Facility Agreement [Member]	Dec. 31, 2009 Syndicate Facility Agreement [Member]	Dec. 31, 2011 Syndicate Facility Agreement [Member] NewLead Avra and NewLead Fortune [Member]	Jan. 31, 2012 Syndicate Facility Agreement [Member] NewLead Compass and NewLead Compassion [Member]	Dec. 10, 2010 Cyprus Popular Bank Public Co. Ltd. [Member]	May 08, 2012 Cyprus Popular Bank Public Co. Ltd. [Member] NewLead Venetico [Member]	Dec. 31, 2013 Cyprus Popular Bank Public Co. Ltd. [Member] NewLead Venetico [Member]	Apr. 30, 2010 Portigon AG Credit Facility [Member]	Jun. 20, 2012 Piraeus Bank Credit Facilities Grand Ocean [Member]	Dec. 31, 2013 Piraeus Bank Credit Facilities Grand Ocean [Member]	Dec. 31, 2012 Piraeus Bank Credit Facilities Grand Ocean [Member]	Apr. 30, 2010 Piraeus Bank Credit Facilities Grand Ocean [Member]	Jan. 11, 2012 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member]	Apr. 30, 2010 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member]	Mar. 31, 2010 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member]	Nov. 02, 2012 Piraeus Bank Credit Facilities [Member]	Jul. 31, 2012 Piraeus Bank Credit Facilities [Member]	Jun. 20, 2012 Piraeus Bank Credit Facilities [Member]	Feb. 24, 2012 Kamsarmax Syndicate Facilities Agreements [Member]	Dec. 31, 2013 Kamsarmax Syndicate Facilities Agreements [Member]	Dec. 31, 2012 Kamsarmax Syndicate Facilities Agreements [Member]	Apr. 15, 2010 Kamsarmax Syndicate Facilities Agreements [Member]	Feb. 24, 2012 Kamsarmax Syndicate Facilities Agreements [Member] Ayasha Trading Corporation [Member]	Feb. 24, 2012 Kamsarmax Syndicate Facilities Agreements [Member] Bethune Properties S.A. [Member]	Apr. 15, 2010 Bank Of Scotland and BTMU Capital Corporation [Member]	Jul. 09, 2010 Eurobank Credit Facility [Member]	May 22, 2012 Handysize Syndicate Facility Agreement [Member]	Mar. 21, 2012 Handysize Syndicate Facility Agreement [Member]	Jul. 09, 2010 Handysize Syndicate Facility Agreement [Member]	May 22, 2012 Hull 4029 [Member]	Feb. 20, 2012 Hull 4029 [Member]	Apr. 10, 2012 Mojave Finance Inc. Credit Facility [Member]	Oct. 11, 2013 Mojave Finance Inc. Credit Facility [Member] Subsequent Event [Member]	Apr. 10, 2012 NewLead Mojave Holdings LLC. [Member]	Dec. 31, 2013 NewLead Mojave Holdings LLC. [Member]	Mar. 04, 2014 New Lead JMEG LLC [Member]	Mar. 08, 2013 New Lead JMEG LLC [Member]	Apr. 10, 2012 New Lead JMEG LLC [Member]	Dec. 31, 2013 Portigon AG Credit Facility Amendment[Member]	Dec. 31, 2010 Portigon AG Credit Facility Amendment[Member]	Mar. 28, 2013 Portigon AG Credit Facility Amendment[Member] Three Quarterly Installments [Member]	Mar. 28, 2013 Portigon AG Credit Facility Amendment[Member] Subsequent Event [Member] Followed By Fifteen Quarterly Installments [Member]	Mar. 28, 2013 Portigon AG Credit Facility Amendment[Member] Subsequent Event [Member] Followed By Five Quarterly Installments [Member]	Dec. 31, 2013 Portigon AG Credit Facility Amendment[Member] March 28 2013 [Member]	Dec. 31, 2013 Piraeus Bank [Member]	Apr. 11, 2013 Piraeus Bank [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	Dec. 31, 2013 Shipping Sector	Dec. 31, 2013 Financing Expenses
Debt instrument, interest rate, effective percentage		4.95%	4.31%	4.88%								7.00%
Proceeds from lines of credit							$ 11,400,000										$ 9,450,000							$ 8,150,000					$ 57,000,000										$ 26,000,000
Line of credit facility, periodic payment																																																				300,000	475,000	375,000
Repayments of lines of credit																				490,000	6,510,000						271,000	51,100,000
Line of credit facility, Amount outstanding		24,781,000				300			3,000,000	3,000,000	129	129,000						32,525													0	0												3,000,000			500	1,350		25,250
Line of credit facility, Covenant compliance																																																		(i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility. The value to loan ratio is set at 100% until December 31, 2012 and 125% thereafter. As of December 31, 2013, the Company was not in compliance with this ratio.
Line Of Credit Facility Balloon Payment Due																																																							15,350,000
Common Stock, Shares, Issued		3,230,000	3,230,000		25,000																																																				102,779,000
Line of Credit Facility, Maximum Borrowing Capacity													221,400,000			62,000,000			27,500,000				21,000,000			76,000,000											32,000,000			48,000,000			3,000,000
Line of Credit Facility, Interest Rate During Period																																														5.10%	24.00%	24.00%		3.40%						6.32%
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Proceeds From Sale of Vessels														64,532,000	80,159,000
Interest Costs Capitalized		0	20,000	2,549,000
Delay Payment Installment																																										7,400,000
Release Of Debt For Vessels Under Construction		0	5,492,000	0				5,492,000																														7,240,000			5,492,000
Line Of Credit Facility New Claims Filed																																		62,684,000	13,938,000
Gain Resulting From Release Of Respective Discontinued Operations Liabilities To Lender																														24,576,000
Debt Instrument, Face Amount																																	66,667,000			13,333,000
Line of Credit Facility, Interest Rate Description	LIBOR of 0.353%, plus a 3.5%																					LIBOR of 0.353%, plus a 3.5%			LIBOR of 0.353%, plus a 3.5%																									LIBOR of 0.243%, plus a 3.25% margin
Percentage on Proceeds from Repayment of Loans		75.00%
Payments for (Proceeds from) Loans and Leases, Total		500,000
Common Stock, Value, Outstanding																																																								0
Line of Credit Facility, Revolving Credit Conversion to Term Loan, Description		(i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio,100% of the excess cash must be applied towards the prepayment of the loan facility.
Prepayment Of Loan Outstanding																		6,736,000
Line of Credit Facility, Covenant Terms																																																		(i) a minimum market adjusted equity ratio of 25% for the period from September 30, 2012 until June 30, 2013, increasing to 30% thereafter (as of December 31, 2013, the Company was in breach of this covenant); (ii) a minimum liquidity equal to at least 5% of the total debt during the period the loan facility remains outstanding (as of December 31, 2013, the Company was in compliance of this covenant); (iii) working capital (as defined in the loan facility) must not be less than zero dollars ($0) during the period the loan facility remains outstanding (as of December 31, 2013, the Company was in breach of this covenant) and (iv) a minimum interest coverage ratio of 2:1 for the period from September 30, 2012 until June 30, 2013, increasing to 2.5:1 thereafter (as of December 31, 2013, the Company was in breach of this covenant). As of December 31, 2013, the Company has defaulted on principal and interest payments	The applicable margin is calculated as follows: (a) 3.25% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is less than 125%; (b) 3% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is less than 125%; (c) 2.75% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is equal to or greater than 125%; and (d) 2.50% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is equal to or greater than 125%
Prepayment of balloon installment																																																		6,000,000
Percentage of units in pledge agreement																																													52.00%				50.00%
Business Combination, Acquisition Related Costs																																																										$ 513	$ 2,510	$ 20,000